Expense Example - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor New Insights Fund - Class A
Expense Example:
1 year	$ 638
3 years	771
5 years	916
10 years	1,339
Fidelity Advisor New Insights Fund - Class C
Expense Example:
1 year	245
3 years	449
5 years	776
10 years	1,492
Fidelity Advisor New Insights Fund - Class M
Expense Example:
1 year	439
3 years	627
5 years	831
10 years	1,419
Fidelity Advisor New Insights Fund - Class I
Expense Example:
1 year	41
3 years	128
5 years	224
10 years	505
Fidelity Advisor New Insights Fund - Class Z
Expense Example:
1 year	29
3 years	90
5 years	157
10 years	$ 356